Due from/to Brokers - Additional Information (Detail) (USD $)	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 31, 2012 Series A-1	Dec. 31, 2011 Series A-1	May 31, 2012 Series A-2	Dec. 31, 2011 Series A-2	May 31, 2012 Series B-1	Dec. 31, 2011 Series B-1	May 31, 2012 Series B-2	Dec. 31, 2011 Series B-2	Jun. 11, 2012 SUPERFUND GOLD, L.P.- SERIES A	Jun. 11, 2012 SUPERFUND GOLD, L.P.- SERIES B
Securities Financing Transaction [Line Items]
Amount due to brokers		$ 0
Shortfall in customer segregated funds account	22.00%
Decrease in net asset value				74,000		19,000		58,000		43,000
Fund closed on sale in amount											$ 312,885	$ 335,057
Net asset value decrease percentage			0.05%		0.05%		0.07%		0.07%
Net asset value decrease per unit			$ 0.86		$ 0.94		$ 1.06		$ 1.12